BASIS OF PRESENTATION	3 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

NOTE 2 - BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of the Company. These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements for the six month period ended June 30, 2012, as found in the Company's Transition Report on Form 10-KT, filed with the Securities and Exchange Commission on September 11, 2012. The balance sheet for June 30, 2012 was derived from the Company's audited financial statements for the six month period ended June 30, 2012. The results of operations for the three months ended September 30, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.